SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of exchange rate

	December 31,
	2023	2024
US$ to S$ Year End	1.3465	1.3435
US$ to S$ Average Rate	1.3578	1.3367

Schedule of estimated useful lives

Category	Estimated useful lives

Investment property	40 years
Right-of-use asset	4 years
Furniture and fittings, office equipment, renovation and computer and software	3 years
Motor vehicle	10 years